UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2012
                                                  -------------

Check here if Amendment [ ]; Amendment
Number:                                           -------------
  This Amendment (Check only one.):  [ ]  is a restatement.
                                     [ ]  adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Harber Asset Management, LLC
         ----------------------------
         237 Park Ave
         ----------------------------
         Suite 900
         ----------------------------
         New York, NY 10017
         ----------------------------

Form 13F File Number:  28-    12251
                              -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Harold W. Berry III
        -------------------
Title:  Managing Member
        -------------------
Phone:  (212) 808-7430
        -------------------

Signature, Place, and Date of Signing:

/s/ Harold W. Berry III         New York, NY            August 14, 2012
-----------------------         ------------            ---------------
[Signature]                     [City, State]              [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1
                                         ----------
Form 13F Information Table Entry Total:  47
                                         ----------
Form 13F Information Table Value Total:  $65,966
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number            Name

1          28-06273                        Graham Partners, L.P.


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

                           FORM 13F INFORMATION TABLE

     NAME OF ISSUER      TITLE      CUSIP         VALUE     SHARES    SH/  PUT/  INVESTMENT      OTHER      SHARED    NONE
                        OF CLASS                  (X1000)    HELD     PRN  CALL  DISCRETION     MANAGERS
ABM INDS INC                COM    000957100         841      43,000 SH          Shared-Defined    1           43,000
ACME PACKET INC             COM    004764106         858      46,000 SH          Shared-Defined    1           46,000
AIXTRON SE               SPONSORED
                           ADR     009606104       1,125      78,600 SH          Shared-Defined    1           78,600
AVNET INC                   COM    053807103         500      17,813 SH          Shared-Defined    1           17,813
CANADIAN NAT RES LTD        COM    136385101       1,376      51,350 SH          Shared-Defined    1           51,350
CISCO SYS INC               COM    17275R102       1,705      99,359 SH          Shared-Defined    1           99,359
COMSCORE INC                COM    20564W105       1,949     118,430 SH          Shared-Defined    1          118,430
COMVERSE TECHNOLOGY       COM PAR
INC                       $0.10    205862402       1,230     211,541 SH          Shared-Defined    1          211,541
CONSTANT CONTACT INC        COM    210313102         277     155,000 SH          Shared-Defined    1          155,000
CORNING INC                 COM    219350105       1,854     143,370 SH          Shared-Defined    1          143,370
CYPRESS SEMICONDUCTOR
CORP                        COM    232806109       1,143      86,500 SH          Shared-Defined    1           86,500
DIGITAL RIV INC             COM    25388B104         582      35,000 SH          Shared-Defined    1           35,000
E M C CORP MASS             COM    268648102       2,686     104,785 SH          Shared-Defined    1          104,785
ENTEGRIS INC                COM    29362U104       1,939     227,000 SH          Shared-Defined    1          227,000
ERICSSON                 ADR B
                         SEK 10    294821608       2,864     313,660 SH          Shared-Defined    1          313,660
FLEXTRONICS INTL LTD        ORD    Y2573F102       2,241     361,500 SH          Shared-Defined    1          361,500
GOOGLE INC                 CL A    38259P508       1,275       2,198 SH          Shared-Defined    1            2,198
HEWLETT PACKARD CO          COM    428236103       1,585      78,840 SH          Shared-Defined    1           78,840
INGLES MKTS INC            CL A    457030104         920      57,400 SH          Shared-Defined    1           57,400
INTEVAC INC                 COM    461148108       1,781     236,892 SH          Shared-Defined    1          236,892
KMG CHEMICALS INC           COM    482564101       1,622      84,140 SH          Shared-Defined    1           84,140
KOHLS CORP                  COM    500255104       1,381      30,367 SH          Shared-Defined    1           30,367
LAM RESEARCH CORP           COM    512807108       3,645      96,588 SH          Shared-Defined    1           96,588
MAC-GRAY CORP               COM    554153106       1,280      90,794 SH          Shared-Defined    1           90,794
MARVELL TECHNOLOGY
GROUP LTD                   ORD    G5876H105       3,369     298,647 SH          Shared-Defined    1          298,647
MICROSOFT CORP              COM    594918104       1,028      33,620 SH          Shared-Defined    1           33,620
MONEYGRAM NTL INC         COM NEW  60935Y208         534      36,600 SH          Shared-Defined    1           36,600
NETAPP INC                  COM    64110D104       2,639      82,933 SH          Shared-Defined    1           82,933
NXP SEMICONDUCTORS N V      COM    NL0009538784    1,050      45,200 SH          Shared-Defined    1           45,200
ORBOTECH LTD                ORD    M75253100       3,159     414,570 SH          Shared-Defined    1          414,570
PC-TEL INC                  COM    69325Q105         442      68,345 SH          Shared-Defined    1           68,345
PEGASYSTEMS INC             COM    705573103       1,510      45,785 SH          Shared-Defined    1           45,785
PULSE ELECTRONICS          Note
CORP                    7.000%12/1 74586WAA4         834   1,000,000 SH          Shared-Defined    1        1,000,000
QUALCOMM INC                COM    747525103       1,832      32,900 SH          Shared-Defined    1           32,900
SANDISK CORP                COM    80004C101         332       9,100 SH          Shared-Defined    1            9,100
SHORETEL INC                COM    825211105         824     188,039 SH          Shared-Defined    1          188,039
SILICON GRAPHICS INTL
CORP                        COM    82706L108         532      82,900 SH          Shared-Defined    1           82,900
SILICON IMAGE INC           COM    82705T102         804     195,000 SH          Shared-Defined    1          195,000
SONUS NETWORKS INC          COM    835916107       1,212     564,900 SH          Shared-Defined    1          564,900
SYMMETRICOM INC             COM    871543104         642     107,202 SH          Shared-Defined    1          107,202
TREE COM INC                COM    894675107         431      37,657 SH          Shared-Defined    1           37,657
TRIQUINT SEMICONDUCTOR
INC                         COM    89674K103       2,553     464,100 SH          Shared-Defined    1          464,100
TRW AUTOMOTIVE HOLDINGS
CORP                        COM    87264S106         993      27,000 SH          Shared-Defined    1           27,000
TYSON FOODS INC            CL A    902494103       1,160      61,630 SH          Shared-Defined    1           61,630
VISHAY INTERTECHNOLOGY
INC                         COM    928298108       1,072     113,700 SH          Shared-Defined    1          113,700
WESTELL TECHNOLOGIES
INC                        CL A    957541105       1,389     583,681 SH          Shared-Defined    1          583,681
WHITING PETE CORP NEW       COM    966387102         966      23,500 SH          Shared-Defined    1           23,500